PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Cost
Balance, January 1, 2023	$29,019	$181,052	$33,310	$279,025	$522,406
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(268,743)	(268,743)
Translation differences	(1,519)	(9,419)	(1,735)	(10,986)	(23,659)
Balance, December 31, 2023	34,164	171,633	32,614	-	238,411
Additions	-	-	-	-	-
Disposals	-	-	-	-	-
Translation differences	(50)	(276)	(52)	-	(378)
Balance, September 30, 2024	$34,114	$171,357	$32,562	$-	$238,033

Accumulated depreciation
Balance as of January 1, 2023	$27,588	$169,535	$30,168	-	$227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	28,321	170,073	30,492	-	228,886
Depreciation	2,407	1,570	437	-	4,414
Translation differences	(52)	(286)	(53)	-	(391)
Balance, September 30, 2024	$30,676	$171,357	$30,876	-	$232,909

Net book value
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525
At September 30, 2024	$3,438	$-	$1,686	$-	$5,124

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 6) – Software (See Note 3)

During the nine months ended September 30, 2024, depreciation of $891 (2023 - $1,095) related to computer and equipment is included in cost of revenue.

As of December 31, 2023 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits and design.

The Company considered indicators of impairment at December 31, 2023. The Company recorded impairment loss during the year ended December 31, 2023 for the capital work in progress.

The impairment for the capital work in progress was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of this asset.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Costs
Balance, January 1, 2022	$31,944	$192,482	$35,414	$167,955	$427,795
Additions	460	-	-	122,712	123,172
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(11,642)	(27,061)
Balance, December 31, 2022	29,019	181,052	33,310	279,025	522,406
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(268,743)	(268,743)
Translation differences	(1,519)	(9,419)	(1,735)	(10,986)	(23,659)
Balance, December 31, 2023	$34,164	$171,633	$32,614	$-	$238,411

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	$-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	$28,321	$170,073	$30,492	$-	$228,886
Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$279,025	$295,115
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 7) – Software (See Note 4)

During the year ended December 31, 2023, depreciation of $1,498 (2022 - $2,399) related to computer and equipment is included in cost of revenue.

As of December 31, 2023 and 2022 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits and design.

The Company considered indicators of impairment at December 31, 2023 and 2022. The Company recorded impairment loss during the year ended December 31, 2023 for the capital work in progress.

The impairment for the capital work in progress was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of this asset.

On January 4, 2024 the Company has taken the decision to suspend all activities related to the construction of the medical cannabis cultivation facility.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)